CAPITAL STOCK (Tables)	12 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of summary of the securities issued as part of the purchase agreements
Securities Issued	Initial Purchase Agreement		Second Purchase Agreement
	Shares issued	Price per share	Shares issued	Price per share
Common Stock	10,752,688	$0.1860	10,695,187	$0.1870
Series A Warrants	10,752,688	$0.2232	10,695,187	$0.2431
Series B Warrants	29,569,862	$0.2232	29,411,764	$0.2431
Series C Warrants	26,881,720	$0.2232	26,737,967	$0.2431
Series A Preferred Stock	5,500	$1,000	-	$-
Series B Preferred Stock	-	$-	5,500	$1,000